UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 0560

John Hancock Investment Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116 (Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service) Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2021

ITEM 1. REPORTS TO STOCKHOLDERS

Annual report
John Hancock
Diversified Real Assets Fund
Alternative
March 31, 2021

A message to shareholders
Dear shareholder,
The global stock markets started the period with a sharp decline brought on by the outbreak of the COVID-19 pandemic. While many governments enacted various stimulus efforts, the volatility continued as the number of infected individuals rose during the summer and early fall. A contentious election cycle in the United States caused some investors to seek out safe havens, but after a resolution—and with multiple vaccines providing encouraging news about containing the virus—the markets closed out the 12 months ended March 31, 2021, with strong gains.
Despite the overall good news, there are still obstacles. Some economies may have reopened too early, the pace of vaccinations varies widely from country to country, and many industries will take time to recover from the losses suffered.
In these uncertain times, your financial professional can assist with positioning your portfolio so that it’s sufficiently diversified to help meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.
On behalf of everyone at John Hancock Investment Management, I’d like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you’ve placed in us.
Sincerely,
Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe
This commentary reflects the CEO’s views as of this report’s period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

2	Your fund at a glance
4	Manager's discussion of fund performance
6	A look at performance
8	Your expenses
10	Fund's investments
19	Financial statements
22	Financial highlights
23	Notes to financial statements
30	Report of independent registered public accounting firm
31	Tax information
32	Statement Regarding Liquidity Risk Management
34	Trustees and Officers
38	More information
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	1

Your fund at a glance
INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.
AVERAGE ANNUAL TOTAL RETURNS AS OF 3/31/2021 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
The fund's Morningstar category average is a group of funds with similar investment objectives and strategies and is the equal-weighted return of all funds per category. Morningstar places funds in certain categories based on their historical portfolio holdings. Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available.
The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund’s objectives, risks, and strategy, see the fund’s prospectus.
2	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

PERFORMANCE HIGHLIGHTS OVER THE LAST TWELVE MONTHS

The real assets category performed well during the period
Accelerating economic growth, the approval of the COVID-19 vaccine, and the accommodative policies of the world’s central banks created a highly supportive backdrop for the fund’s investment universe.
Natural resource stocks delivered a sizable gain
The sector was boosted by the rally in commodities and the strength in the overall equity market.
The fund outperformed its benchmark
Security selection in the fund’s energy and mining portfolios made the largest contribution to results.
SECTOR COMPOSITION AS OF 3/31/2021 (% of net assets)

Notes about risk
The fund is subject to various risks as described in the fund’s prospectus. The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance. For more information, please refer to the “Principal risks” section of the prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	3

Manager’s discussion of fund performance
How would you describe the market environment during the 12 months ended March 31, 2021?
The real assets category was well situated to benefit from the broadly improving market conditions of the past 12 months. At the start of the period in April 2020, the markets were still suffering from the sell-off brought about by the spread of COVID-19. However, the combination of aggressive monetary accommodation and substantial fiscal stimulus sparked a gradual recovery in sentiment through the middle part of 2020. The prospect of a coronavirus vaccine, together with its ultimate approval in November 2020, added fuel to the rally by boosting the outlook for global growth. Late in the period, evidence of accelerating inflation provided an additional source of investor demand for real assets.
How is the fund comprised?
The fund invests in five categories: energy stocks, metals and mining stocks, U.S. real estate investment trusts (REITs), non-U.S. REITs, and global infrastructure stocks. Each segment delivered robust returns thanks to the favorable investment backdrop and the benefit of having started the period at depressed levels.
What factors affected the fund’s performance?
Stock selection played the largest role in the fund’s outperformance. The fund’s energy and metals and mining portfolios were the key contributors to results. The
TOP 10 HOLDINGS AS OF 3/31/2021 (% of net assets)
Prologis, Inc.	2.6
Chevron Corp.	2.2
Exxon Mobil Corp.	1.8
Royal Dutch Shell PLC, A Shares	1.8
Freeport-McMoRan, Inc.	1.7
BHP Group, Ltd., ADR	1.5
Extra Space Storage, Inc.	1.5
Rio Tinto PLC, ADR	1.4
ConocoPhillips	1.4
BP PLC	1.4
TOTAL	17.3
Cash and cash equivalents are not included.
COUNTRY COMPOSITION AS OF 3/31/2021 (% of net assets)
United States	55.5
Canada	18.1
United Kingdom	4.6
Australia	3.6
France	2.6
Japan	2.6
Netherlands	1.8
China	1.6
Hong Kong	1.5
Norway	1.3
Other countries	6.8
TOTAL	100.0
4	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

strength in the energy portfolio was driven by positions in oil, gas, and consumable fuels holdings. In the metals and mining portfolio, the outperformance was largely driven by positions in gold miners, including Barrick Gold Corp. and Newmont Corp. Holdings in the construction materials and paper and forestry products industries also made strong contributions.
The global infrastructure, U.S. REIT, and non-U.S. REIT portfolios generated positive returns but lagged their respective benchmarks. The infrastructure portfolio was hurt by its allocation to the underperforming utilities sector, offsetting positive contributions from the renewable energy and railroad industries. The shortfall in the two REIT portfolios stemmed from a combination of individual stock selection and their underlying industry allocations.
The fund’s allocations among the five major categories had a small, but negative, effect on performance. An overweight in the metals and mining industry added value, but the contribution was offset by underweights in the energy and real estate sectors.
MANAGED BY

Diversified Real Assets Fund is
managed by a team of portfolio
managers across two different
asset managers.
The views expressed in this report are exclusively those of the investment management teams at Manulife Investment Management and Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	5

A look at performance
TOTAL RETURNS FOR THE PERIOD ENDED MARCH 31, 2021

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception (2-26-18)	Since inception (2-26-18)
Class NAV[1]	56.64	3.59	11.53
Index†	54.03	11.23	38.97
Performance figures assume all distributions have been reinvested.
The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2021 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:
Class NAV
Gross (%)	0.93
Net (%)	0.87
Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.
The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown.
The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on the redemption of fund shares. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.
  † Index is the MSCI World Index.
See the following page for footnotes.
6	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the periods indicated, assuming all distributions were reinvested. For comparison, we’ve shown the same investment in the MSCI World Index.
	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class NAV[1]	2-26-18	11,153	11,153	13,897
The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.
It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.
Footnotes related to performance pages
[1]	For certain types of investors, as described in the fund's prospectus.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at March 31, 2021, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on October 1, 2020, with the same investment held until March 31, 2021. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 10-1-2020	Ending value on 3-31-2021	Expenses paid during period ended 3-31-2021[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$1,287.80	$5.02	0.88%
	Hypothetical example	1,000.00	1,020.50	4.43	0.88%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

Fund’s investments
AS OF 3-31-21
	Shares	Value
Common stocks 98.5%		$948,445,334
(Cost $892,325,674)
Communication services 2.0%		19,628,688
Diversified telecommunication services 0.6%
Cellnex Telecom SA (A)(B)	104,498	6,024,143
Media 0.8%
Charter Communications, Inc., Class A (B)	5,596	3,452,844
Comcast Corp., Class A	72,373	3,916,103
Wireless telecommunication services 0.6%
KDDI Corp.	104,200	3,210,475
SK Telecom Company, Ltd.	12,406	3,025,123
Consumer discretionary 2.1%		19,955,669
Hotels, restaurants and leisure 1.3%
Caesars Entertainment, Inc. (B)	59,324	5,187,884
Mandarin Oriental International, Ltd. (B)	363,700	648,208
Mandarin Oriental International, Ltd. (New York Stock Exchange) (B)	323,689	556,745
Melia Hotels International SA (B)	216,978	1,621,091
Playa Hotels & Resorts NV (B)	558,324	4,075,765
Household durables 0.8%
Glenveagh Properties PLC (A)(B)	1,451,914	1,542,227
Kaufman & Broad SA	34,902	1,507,359
Open House Company, Ltd.	44,700	1,912,088
Sumitomo Forestry Company, Ltd.	69,000	1,494,638
Taylor Wimpey PLC (B)	566,969	1,409,664
Energy 29.9%		287,825,035
Energy equipment and services 2.1%
Aker Solutions ASA (B)	223,797	385,451
Baker Hughes Company	89,630	1,936,904
ChampionX Corp. (B)	109,268	2,374,394
Halliburton Company	228,850	4,911,121
Helmerich & Payne, Inc.	34,940	941,982
Patterson-UTI Energy, Inc.	286,842	2,045,183
Schlumberger NV	197,359	5,366,191
Technip Energies NV, ADR (B)	31,425	470,432
TechnipFMC PLC (B)	167,390	1,292,251
Oil, gas and consumable fuels 27.8%
Advantage Oil & Gas, Ltd. (B)	567,538	1,070,315
Aker BP ASA	114,259	3,241,217
ARC Resources, Ltd. (C)	268,266	1,647,978
BP PLC	3,369,218	13,685,684
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Cabot Oil & Gas Corp.	209,495	$3,934,316
Cameco Corp.	141,516	2,346,776
Canadian Natural Resources, Ltd.	373,655	11,551,283
Cenovus Energy, Inc.	890,517	6,689,330
Cheniere Energy, Inc. (B)	22,324	1,607,551
Chevron Corp.	201,402	21,104,916
Cimarex Energy Company	74,489	4,423,902
ConocoPhillips	261,331	13,842,703
Continental Resources, Inc. (B)	82,933	2,145,477
Denbury, Inc. (B)	11,609	555,955
Devon Energy Corp.	332,457	7,264,185
DHT Holdings, Inc.	65,100	386,043
Diamondback Energy, Inc.	56,145	4,126,096
Enbridge, Inc.	75,902	2,765,014
Enbridge, Inc. (New York Stock Exchange)	15,467	562,999
Enerplus Corp.	433,098	2,174,623
EOG Resources, Inc.	110,682	8,027,765
EQT Corp. (B)	126,232	2,345,391
Equinor ASA	444,057	8,667,880
Exxon Mobil Corp.	316,115	17,648,700
Galp Energia SGPS SA	480,355	5,568,418
Hess Corp.	58,276	4,123,610
Imperial Oil, Ltd.	84,292	2,041,735
Kelt Exploration, Ltd. (B)	587,827	1,244,227
Keyera Corp. (C)	144,378	3,000,838
Lundin Energy AB	172,292	5,418,951
Marathon Petroleum Corp.	132,676	7,096,839
MEG Energy Corp. (B)	238,683	1,238,333
Neste OYJ	21,787	1,157,019
NexGen Energy, Ltd. (B)	172,952	623,436
NuVista Energy, Ltd. (B)	423,435	798,553
Occidental Petroleum Corp.	71,638	1,907,004
Pembina Pipeline Corp.	92,461	2,670,752
Phillips 66	99,010	8,073,275
Pioneer Natural Resources Company	82,804	13,150,931
Royal Dutch Shell PLC, A Shares	890,444	17,309,389
Suncor Energy, Inc.	617,072	12,899,245
TC Energy Corp.	149,290	6,843,795
The Williams Companies, Inc.	208,108	4,930,079
Tidewater Midstream and Infrastructure, Ltd. (C)	1,016,320	832,983
Topaz Energy Corp.	26,673	309,031
TOTAL SE (C)	282,803	13,184,258
Tourmaline Oil Corp.	88,441	1,683,384
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Valero Energy Corp.	142,164	$10,178,942
Financials 0.5%		5,304,472
Capital markets 0.2%
Brookfield Asset Management, Inc., Class A	52,877	2,353,027
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	11,553	2,951,445
Health care 0.9%		8,321,834
Health care providers and services 0.9%
Brookdale Senior Living, Inc. (B)	523,393	3,166,528
Extendicare, Inc. (C)	155,486	952,687
HCA Healthcare, Inc.	22,314	4,202,619
Industrials 1.4%		13,986,845
Commercial services and supplies 0.0%
Aker Carbon Capture AS (B)	145,972	265,087
Construction and engineering 0.4%
Aker Offshore Wind AS (B)	233,684	178,141
Vinci SA	34,857	3,570,130
Electrical equipment 0.4%
Sunrun, Inc. (B)	32,668	1,975,761
Vestas Wind Systems A/S	9,675	1,995,825
Road and rail 0.3%
Canadian National Railway Company	29,159	3,383,901
Transportation infrastructure 0.3%
Shanghai International Airport Company, Ltd., Class A	295,400	2,618,000
Information technology 1.2%		11,460,633
Electronic equipment, instruments and components 0.1%
Flex, Ltd. (B)	27,630	505,905
IT services 0.0%
Chindata Group Holdings, Ltd., ADR (B)	25,769	426,219
Semiconductors and semiconductor equipment 1.1%
Advanced Energy Industries, Inc.	10,888	1,188,643
Enphase Energy, Inc. (B)	11,923	1,933,434
First Solar, Inc. (B)	28,582	2,495,209
Maxeon Solar Technologies, Ltd. (B)(C)	23,507	741,881
Maxim Integrated Products, Inc.	12,854	1,174,470
Power Integrations, Inc.	12,042	981,182
SunPower Corp. (B)	60,200	2,013,690
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials 18.8%		$180,561,160
Chemicals 0.7%
Air Liquide SA	2,723	444,602
Albemarle Corp.	5,156	753,343
Dow, Inc.	16,732	1,069,844
DuPont de Nemours, Inc.	15,585	1,204,409
LyondellBasell Industries NV, Class A	19,102	1,987,563
Nutrien, Ltd.	23,364	1,258,648
Metals and mining 17.5%
Agnico Eagle Mines, Ltd.	98,255	5,680,135
Alamos Gold, Inc., Class A	87,139	680,914
Alcoa Corp. (B)	42,629	1,385,016
Altius Minerals Corp.	51,258	612,225
Anglo American PLC	47,410	1,856,956
AngloGold Ashanti, Ltd., ADR	53,412	1,173,462
Antofagasta PLC	6,171	143,743
Artemis Gold, Inc. (B)	80,000	327,843
B2Gold Corp.	408,165	1,757,120
Barrick Gold Corp.	425,454	8,440,016
BHP Group PLC, ADR	112,866	6,530,427
BHP Group, Ltd., ADR (C)	214,022	14,850,987
Boliden AB	35,806	1,328,521
Capstone Mining Corp. (B)	1,400,294	4,613,048
Centerra Gold, Inc.	48,045	425,130
Champion Iron, Ltd. (B)	879,552	3,611,433
Dundee Precious Metals, Inc. (C)	83,085	507,092
Eldorado Gold Corp. (B)	50,826	549,230
Endeavour Mining Corp.	121,953	2,458,080
Equinox Gold Corp. (B)	109,026	869,293
ERO Copper Corp. (B)	185,404	3,191,126
First Quantum Minerals, Ltd.	332,433	6,335,458
Franco-Nevada Corp.	47,320	5,930,156
Freeport-McMoRan, Inc. (B)	508,571	16,747,243
Fresnillo PLC	11,759	140,059
Glencore PLC (B)	250,017	981,674
Golden Star Resources, Ltd. (B)(C)	93,337	275,547
Hudbay Minerals, Inc.	163,460	1,118,609
Ivanhoe Mines, Ltd., Class A (B)	506,266	2,606,462
K92 Mining, Inc. (B)(C)	378,019	1,910,098
Karora Resources, Inc. (B)(C)	45,000	121,389
Kinross Gold Corp.	487,620	3,247,696
Kirkland Lake Gold, Ltd.	116,495	3,934,151
Lucara Diamond Corp. (B)	531,070	304,265
Lundin Gold, Inc. (B)	41,000	321,031
Lundin Mining Corp.	515,461	5,303,502
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Materials (continued)
Metals and mining (continued)
MAG Silver Corp. (B)	74,352	$1,119,392
Marathon Gold Corp. (B)(C)	538,103	954,858
Nevada Copper Corp. (B)(C)	3,420,500	476,317
New Gold, Inc. (B)	225,438	348,014
Newcrest Mining, Ltd.	35,492	670,511
Newmont Corp.	197,513	11,904,109
Nickel 28 Capital Corp. (B)	363,682	173,637
Nucor Corp.	6,484	520,471
OceanaGold Corp. (B)	166,670	248,009
Osisko Mining, Inc. (B)(C)	467,147	1,092,872
Pan American Silver Corp.	62,817	1,884,460
Pan American Silver Corp., CVR (B)	83,300	72,471
Piedmont Lithium, Ltd., ADR (B)(C)	7,000	486,430
Pretium Resources, Inc. (B)	18,128	188,103
Rio Tinto PLC, ADR (C)	178,573	13,866,193
Sandstorm Gold, Ltd. (B)	45,225	306,970
Seabridge Gold, Inc. (B)	34,315	554,874
SilverCrest Metals, Inc. (B)	189,231	1,532,881
SolGold PLC (B)(C)	537,000	164,514
South32, Ltd.	102,072	219,062
Southern Copper Corp.	13,150	892,491
SSR Mining, Inc.	147,494	2,109,069
Steel Dynamics, Inc.	2,816	142,940
Stornoway Diamond Corp. (B)(D)	3,062,000	48,731
Talon Metals Corp. (B)	1,537,000	868,362
Teck Resources, Ltd., Class B	251,238	4,812,046
Torex Gold Resources, Inc. (B)	19,184	242,262
Trilogy Metals, Inc. (B)	907,627	1,950,022
Turquoise Hill Resources, Ltd. (B)	52,681	848,463
Vale SA, ADR	25,904	450,212
Warrior Met Coal, Inc.	14,934	255,819
Wesdome Gold Mines, Ltd. (B)	170,524	1,131,670
Western Areas, Ltd.	772,227	1,207,631
Wheaton Precious Metals Corp.	121,277	4,632,208
Yamana Gold, Inc.	344,090	1,494,972
Paper and forest products 0.6%
Interfor Corp. (B)	145,882	3,285,160
West Fraser Timber Company, Ltd.	33,602	2,417,408
Real estate 35.3%		339,742,583
Equity real estate investment trusts 30.0%
Acadia Realty Trust	163,552	3,102,581
AEON REIT Investment Corp.	1,379	1,860,145
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Alexandria Real Estate Equities, Inc.	29,544	$4,854,079
American Homes 4 Rent, Class A	343,412	11,449,356
American Tower Corp.	41,038	9,810,544
Americold Realty Trust	79,786	3,069,367
Ascott Residence Trust	1,705,002	1,359,431
Boardwalk Real Estate Investment Trust	28,367	819,612
Brixmor Property Group, Inc.	589,147	11,918,444
Camden Property Trust	76,546	8,413,171
CapitaLand Integrated Commercial Trust	1,840,876	2,978,718
Comforia Residential REIT, Inc.	546	1,666,126
Crown Castle International Corp.	40,700	7,005,691
Douglas Emmett, Inc.	175,020	5,495,628
Equinix, Inc.	18,115	12,310,773
Essex Property Trust, Inc.	30,740	8,356,362
Extra Space Storage, Inc.	105,303	13,957,913
First Industrial Realty Trust, Inc.	60,740	2,781,285
Fukuoka REIT Corp.	934	1,469,728
Goodman Group	126,392	1,745,263
Healthpeak Properties, Inc.	278,457	8,838,225
Heiwa Real Estate REIT, Inc.	1,283	1,803,907
Hoshino Resorts REIT, Inc.	247	1,427,553
Independence Realty Trust, Inc.	398,533	6,057,702
Innovative Industrial Properties, Inc.	22,424	4,039,908
InterRent Real Estate Investment Trust	140,298	1,651,156
Kilroy Realty Corp.	84,565	5,550,001
Kiwi Property Group, Ltd.	522,471	453,218
Life Storage, Inc.	95,001	8,165,336
Link REIT	400,570	3,654,698
Medical Properties Trust, Inc.	327,197	6,962,752
Mercialys SA	60,856	670,066
Mirvac Group	733,195	1,398,648
Pebblebrook Hotel Trust	226,797	5,508,899
PotlatchDeltic Corp.	81,885	4,333,354
Prologis, Inc.	239,721	25,410,426
QTS Realty Trust, Inc., Class A	43,079	2,672,621
Retail Opportunity Investments Corp.	340,104	5,397,450
Rexford Industrial Realty, Inc.	155,695	7,847,028
Ryman Hospitality Properties, Inc. (B)	50,762	3,934,563
Safestore Holdings PLC	134,277	1,471,995
Scentre Group	950,980	2,047,549
Shaftesbury PLC (B)	51,862	458,632
Simon Property Group, Inc.	59,089	6,722,556
SL Green Realty Corp.	84,425	5,908,906
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
Stockland	345,225	$1,158,893
Sun Communities, Inc.	56,274	8,443,351
Tanger Factory Outlet Centers, Inc.	58,316	882,321
The UNITE Group PLC (B)	180,148	2,649,388
UDR, Inc.	271,963	11,928,297
VICI Properties, Inc.	340,635	9,619,532
Weingarten Realty Investors	151,964	4,089,351
Welltower, Inc.	153,643	11,005,448
Workspace Group PLC	204,756	2,258,577
Real estate management and development 5.3%
Ayala Land, Inc.	1,750,500	1,241,203
Catena AB	43,680	1,925,105
Central Pattana PCL	758,400	1,419,713
CIFI Holdings Group Company, Ltd.	2,068,847	2,013,106
CK Asset Holdings, Ltd.	675,365	4,111,339
Colliers International Group, Inc.	18,080	1,776,493
Colliers International Group, Inc. (New York Stock Exchange) (C)	42,404	4,165,769
Corp. Inmobiliaria Vesta SAB de CV	855,900	1,792,241
Daiwa House Industry Company, Ltd.	39,400	1,156,356
Deutsche Wohnen SE	99,800	4,655,532
Fastighets AB Balder, B Shares (B)	33,001	1,633,802
Heiwa Real Estate Company, Ltd.	48,500	1,517,363
Jones Lang LaSalle, Inc. (B)	26,582	4,759,241
Kojamo OYJ	90,339	1,769,723
Longfor Group Holdings, Ltd. (A)	331,309	2,197,442
Mitsui Fudosan Company, Ltd.	209,708	4,780,396
New World Development Company, Ltd.	301,930	1,568,430
Nexity SA	33,812	1,666,304
Savills PLC (B)	138,503	2,181,071
Sino Land Company, Ltd.	845,528	1,179,995
Tokyo Tatemono Company, Ltd.	178,900	2,727,496
Vonovia SE	10,068	657,939
Utilities 6.4%		61,658,415
Electric utilities 3.1%
American Electric Power Company, Inc.	38,773	3,284,073
Avangrid, Inc.	49,167	2,449,008
Duke Energy Corp.	30,750	2,968,298
Edison International	49,927	2,925,722
EDP - Energias de Portugal SA	165,943	947,816
Enel SpA	297,279	2,957,151
Exelon Corp.	75,214	3,289,860
FirstEnergy Corp.	74,861	2,596,928
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Utilities (continued)
Electric utilities (continued)
Iberdrola SA	251,245	$3,242,814
NextEra Energy, Inc.	41,921	3,169,647
Pinnacle West Capital Corp.	27,110	2,205,399
Gas utilities 0.7%
Beijing Enterprises Holdings, Ltd.	430,013	1,521,987
ENN Energy Holdings, Ltd.	179,797	2,899,996
UGI Corp.	51,661	2,118,618
Independent power and renewable electricity producers 0.9%
Brookfield Renewable Corp., Class A	24,537	1,148,332
Brookfield Renewable Partners LP	71,616	3,050,842
China Longyuan Power Group Corp., Ltd., H Shares	3,556,159	4,856,862
Multi-utilities 1.5%
CenterPoint Energy, Inc.	33,647	762,105
E.ON SE	274,514	3,199,190
Engie SA	264,635	3,759,240
National Grid PLC	263,109	3,123,271
RWE AG	21,840	857,044
Sempra Energy	20,097	2,664,460
Water utilities 0.2%
Cia de Saneamento Basico do Estado de Sao Paulo	129,300	946,437
Guangdong Investment, Ltd.	436,578	713,315
Warrants 0.0%		$200,767
(Cost $0)
Occidental Petroleum Corp. (Expiration Date: 8-3-27; Strike Price: $22.00) (B)	16,857	200,767

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 5.2%				$49,849,196
(Cost $49,848,328)
U.S. Government Agency 0.3%				2,799,874
Federal Home Loan Bank Discount Note	0.010	06-21-21	2,800,000	2,799,874

	Yield (%)	Shares	Value
Short-term funds 4.6%			44,449,322
John Hancock Collateral Trust (E)	0.0470(F)	4,442,755	44,449,322

	Par value^	Value
Repurchase agreement 0.3%		2,600,000
Bank of America Corp. Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $1,600,000 on 4-1-21, collateralized by $1,502,349 Government National Mortgage Association, 4.500% due 6-20-50 (valued at $1,632,000)	1,600,000	1,600,000
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

	Par value^	Value
Repurchase agreement (continued)
Goldman Sachs Tri-Party Repurchase Agreement dated 3-31-21 at 0.010% to be repurchased at $1,000,000 on 4-1-21, collateralized by $175,412 Federal Home Loan Mortgage Corp., 3.500% - 7.000% due 4-1-24 to 4-1-39 (valued at $198,622), $542,071 Federal National Mortgage Association, 3.500% - 7.500% due 8-1-31 to 12-1-39 (valued at $607,384), and $214,000 U.S. Treasury Bills, 0.000% due 5-27-21 (valued at $213,994)	1,000,000	1,000,000

Total investments (Cost $942,174,002) 103.7%	$998,495,297
Other assets and liabilities, net (3.7%)	(35,709,835)
Total net assets 100.0%	$962,785,462

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
CVR	Contingent Value Right
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 3-31-21.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. Refer to Note 2 to the financial statements.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 3-31-21.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 3-31-21, the aggregate cost of investments for federal income tax purposes was $967,660,174. Net unrealized appreciation aggregated to $30,835,123, of which $110,770,691 related to gross unrealized appreciation and $79,935,568 related to gross unrealized depreciation.
18	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 3-31-21

Assets
Unaffiliated investments, at value (Cost $897,725,611) including $42,858,976 of securities loaned	$954,045,975
Affiliated investments, at value (Cost $44,448,391)	44,449,322
Total investments, at value (Cost $942,174,002)	998,495,297
Cash	5,405,969
Foreign currency, at value (Cost $326,584)	326,401
Dividends and interest receivable	2,736,815
Receivable for investments sold	2,372,802
Other assets	13,121
Total assets	1,009,350,405
Liabilities
Payable for investments purchased	1,940,971
Payable upon return of securities loaned	44,425,703
Payable to affiliates
Accounting and legal services fees	44,186
Trustees' fees	1,083
Other liabilities and accrued expenses	153,000
Total liabilities	46,564,943
Net assets	$962,785,462
Net assets consist of
Paid-in capital	$966,392,912
Total distributable earnings (loss)	(3,607,450)
Net assets	$962,785,462

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($962,785,462 ÷ 95,302,874 shares)	$10.10
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	19

STATEMENT OF OPERATIONS For the year ended  3-31-21

Investment income
Dividends	$24,923,209
Securities lending	281,361
Interest	6,729
Less foreign taxes withheld	(1,077,048)
Total investment income	24,134,251
Expenses
Investment management fees	6,976,898
Accounting and legal services fees	149,138
Trustees' fees	14,687
Custodian fees	333,643
Printing and postage	12,513
Professional fees	96,973
Other	42,397
Total expenses	7,626,249
Less expense reductions	(471,922)
Net expenses	7,154,327
Net investment income	16,979,924
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	(33,496,082)
Affiliated investments	27,015
(33,469,067)
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	376,837,051
Affiliated investments	(8,148)
376,828,903
Net realized and unrealized gain	343,359,836
Increase in net assets from operations	$360,339,760
20	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 3-31-21	Year ended 3-31-20
Increase (decrease) in net assets
From operations
Net investment income	$16,979,924	$19,578,329
Net realized loss	(33,469,067)	(2,537,617)
Change in net unrealized appreciation (depreciation)	376,828,903	(313,399,647)
Increase (decrease) in net assets resulting from operations	360,339,760	(296,358,935)
Distributions to shareholders
From earnings
Class NAV	(21,129,675)	(43,232,315)
Total distributions	(21,129,675)	(43,232,315)
From fund share transactions	(60,201,300)	25,009,097
Total increase (decrease)	279,008,785	(314,582,153)
Net assets
Beginning of year	683,776,677	998,358,830
End of year	$962,785,462	$683,776,677
SEE NOTES TO FINANCIAL STATEMENTS	ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	21

Financial highlights
CLASS NAV SHARES Period ended	3-31-21	3-31-20	3-31-19	3-31-18[1]
Per share operating performance
Net asset value, beginning of period	$6.61	$10.01	$10.00	$10.00
Net investment income[2]	0.18	0.20	0.21	0.03
Net realized and unrealized gain (loss) on investments	3.54	(3.16)	0.07	(0.03)
Total from investment operations	3.72	(2.96)	0.28	—[3]
Less distributions
From net investment income	(0.23)	(0.28)	(0.19)	—
From net realized gain	—	(0.16)	(0.08)	—
Total distributions	(0.23)	(0.44)	(0.27)	—
Net asset value, end of period	$10.10	$6.61	$10.01	$10.00
Total return (%)[4]	56.64	(30.92)	3.07	0.00[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$963	$684	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93	0.93	0.94	0.94[6,7]
Expenses including reductions	0.87	0.87	0.88	0.88[6,7]
Net investment income	2.07	2.05	2.07	3.84[6]
Portfolio turnover (%)	82	61	73	40[8]

[1]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[2]	Based on average daily shares outstanding.
[3]	Less than $0.005 per share.
[4]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[5]	Not annualized.
[6]	Annualized.
[7]	Certain expenses are presented unannualized due to the short reporting period.
[8]	Excludes in-kind transactions.
22	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	23

procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2021, by major security category or type:
	Total value at 3-31-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$19,628,688	$7,368,947	$12,259,741	—
Consumer discretionary	19,955,669	9,820,394	10,135,275	—
Energy	287,825,035	219,206,768	68,618,267	—
Financials	5,304,472	5,304,472	—	—
Health care	8,321,834	8,321,834	—	—
Industrials	13,986,845	5,359,662	8,627,183	—
Information technology	11,460,633	11,460,633	—	—
Materials	180,561,160	173,519,670	6,992,759	$48,731
Real estate	339,742,583	270,807,733	68,934,850	—
Utilities	61,658,415	33,579,729	28,078,686	—
Warrants	200,767	200,767	—	—
Short-term investments	49,849,196	44,449,322	5,399,874	—
Total investments in securities	$998,495,297	$789,399,931	$209,046,635	$48,731
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting
24	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay claims resulting from close-out of the transactions.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of March 31, 2021, the fund loaned securities valued at $42,858,976 and received $44,425,703 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	25

of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. Effective March 26, 2021, the fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit. Excluding commitments designated for a certain fund and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $850 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset-based allocations and is reflected in Other expenses on the Statement of operations. Prior to March 26, 2021, the fund and other affiliated funds had entered into an unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, the fund could borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement. For the year ended March 31, 2021, the fund had no borrowings under either line of credit. Commitment fees for the year ended March 31, 2021 were $10,346.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
For federal income tax purposes, as of March 31, 2021, the fund has a short-term capital loss carryforward of $12,761,657 and a long-term capital loss carryforward of $27,132,684 available to offset future net realized capital gains. This carryforward does not expire.
As of March 31, 2021, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
26	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended March 31, 2021 and 2020 was as follows:
	March 31, 2021	March 31, 2020
Ordinary income	$21,129,675	$30,921,946
Long-term capital gains	—	12,310,369
Total	$21,129,675	$43,232,315
As of March 31, 2021, the components of distributable earnings on a tax basis consisted of $5,458,711 of undistributed ordinary income.
Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with Manulife Investment Management (North America) Limited and Wellington Management Company LLP. On September 17, 2020, the Board of Trustees approved the removal of DWS Investment Management Americas, Inc., as a subadvisor. Effective November 16, 2020, Wellington Management Company LLP subadvises the portion of the fund previously subadvised by DWS Investment Management Americas, Inc. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	27

fund. During the year ended March 31, 2021, this waiver amounted to 0.01% of the fund’s average daily net assets. This arrangement expires on July 31, 2022, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $471,922 for the year ended March 31, 2021.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended March 31, 2021, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred, for the year ended March 31, 2021, amounted to an annual rate of 0.02% of the fund's average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$5,419,384	8	0.528%	($636)
Lender	5,900,000	1	0.670%	110
Note 5—Fund share transactions
Transactions in fund shares for the years ended March 31, 2021 and 2020 were as follows:
	Year Ended 3-31-21		Year Ended 3-31-20
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,201,666	$22,698,231	12,166,351	$109,544,162
Distributions reinvested	2,321,942	21,129,675	4,484,680	43,232,315
Repurchased	(12,724,682)	(104,029,206)	(12,853,162)	(127,767,380)
Net increase (decrease)	(8,201,074)	$(60,201,300)	3,797,869	$25,009,097
Total net increase (decrease)	(8,201,074)	$(60,201,300)	3,797,869	$25,009,097
28	JOHN HANCOCK Diversified Real Assets Fund | ANNUAL REPORT

Affiliates of the fund owned 100% of shares of Class NAV on March 31, 2021. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $659,554,613 and $720,546,253, respectively, for the year ended March 31, 2021.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At March 31, 2021, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	32.2%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.3%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.8%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.8%
John Hancock Funds II Multimanager 2025 Lifetime Portfolio	5.3%
Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	4,442,755	$34,910,208	$375,374,723	$(365,854,476)	$27,015	$(8,148)	$281,361	—	$44,449,322

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 10—Coronavirus (COVID-19) pandemic
The novel COVID-19 disease has resulted in significant disruptions to global business activity. A widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, which may lead to less liquidity in certain instruments, industries, sectors or the markets generally, and may ultimately affect fund performance.
ANNUAL REPORT | JOHN HANCOCK Diversified Real Assets Fund	29

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust and Shareholders of John Hancock Diversified Real Assets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Diversified Real Assets Fund (one of the funds constituting John Hancock Investment Trust, referred to hereafter as the "Fund") as of March 31, 2021, the related statement of operations for the year ended March 31, 2021, the statements of changes in net assets for each of the two years in the period ended March 31, 2021, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2021 and for the period February 26, 2018 (commencement of operations) through March 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2021, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2021 and the financial highlights for each of the three years in the period ended March 31, 2021 and for the period February 26, 2018 (commencement of operations) through March 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2021 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
May 7, 2021
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
30	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Tax information (Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended March 31, 2021.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2021 Form 1099-DIV in early 2022. This will reflect the tax character of all distributions paid in calendar year 2021.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	31

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT

Operation of the Liquidity Risk Management Program
This section describes operation and effectiveness of the Liquidity Risk Management Program (LRMP) established in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the Liquidity Rule). The Board of Trustees (the Board) of each Fund in the John Hancock Group of Funds (each a Fund and collectively, the Funds) that is subject to the requirements of the Liquidity Rule has appointed John Hancock Investment Management, LLC and John Hancock Variable Trust Advisers, LLC (together, the Advisor) to serve as Administrator of the LRMP with respect to each of the Funds, including John Hancock Diversified Real Assets Fund, subject to the oversight of the Board. In order to provide a mechanism and process to perform the functions necessary to administer the LRMP, the Advisor established the Liquidity Risk Management Committee (the Committee). The Fund’s subadvisors, Manulife Investment Management (North America) Limited (Manulife IM (NA)) and Wellington Management Company LLP (Wellington) (the Subadvisor) executes the day-to-day investment management and security-level activities of the Fund in accordance with the requirements of the LRMP, subject to the supervision of the Advisor and the Board.
The Committee holds monthly meetings to: (1) review the day-to-day operations of the LRMP; (2) review and approve month end liquidity classifications; (3) review quarterly testing and determinations, as applicable; and (4) review other LRMP related material. The Advisor also conducts daily, monthly, quarterly, and annual quantitative and qualitative assessments of each subadvisor to a Fund that is subject to the requirements of the Liquidity Rule and is a part of the LRMP to monitor investment performance issues, risks and trends. In addition, the Advisor may conduct ad-hoc reviews and meetings with subadvisors as issues and trends are identified, including potential liquidity and valuation issues. The Committee also monitors global events, such as the COVID-19 Coronavirus, that could impact the markets and liquidity of portfolio investments and their classifications.
The Committee provided the Board at a meeting held by videoconference on March 23-25, 2021 with a written report which addressed the Committee’s assessment of the adequacy and effectiveness of the implementation and operation of the LRMP and any material changes to the LRMP. The report, which covered the period January 1, 2020 through December 31, 2020, included an assessment of important aspects of the LRMP including, but not limited to: (1) Highly Liquid Investment Minimum (HLIM) determination; (2) Compliance with the 15% limit on illiquid investments; (3) Reasonably Anticipated Trade Size (RATS) determination; (4) Security-level liquidity classifications; (5) Liquidity risk assessment; and (6) Operation of the Fund’s Redemption-In-Kind Procedures. Additionally, the report included a discussion of notable changes and enhancements to the LRMP implemented during 2020.
The report also covered material liquidity matters which occurred or were reported during this period applicable to the Fund, if any, and the Committee’s actions to address such matters.
The report stated, in relevant part, that during the period covered by the report:
•	The Fund’s investment strategy remained appropriate for an open-end fund structure;
•	The Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund;
•	The Fund did not experience any breaches of the 15% limit on illiquid investments that would require reporting to the Securities and Exchange Commission;
•	The Fund continued to qualify as a Primarily Highly Liquid Fund under the Liquidity Rule and therefore is not required to establish a HLIM;] and
•	The Chief Compliance Officer’s office performed audit testing of the LRMP which resulted in an assessment that the LRMP’s control environment was deemed to be operating effectively and in compliance with the Board approved procedures.
32	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Adequacy and Effectiveness
Based on the review and assessment conducted by the Committee, the Committee has determined that the LRMP has been implemented, and is operating in a manner that is adequate and effective at assessing and managing the liquidity risk of each Fund.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	33

Trustees and Officers
This chart provides information about the Trustees and Officers who oversee your John Hancock fund. Officers elected by the Trustees manage the day-to-day operations of the fund and execute policies formulated by the Trustees.
Independent Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Hassell H. McClellan, Born: 1945	2012	195
Trustee and Chairperson of the Board
Director/Trustee, Virtus Funds (since 2008); Director, The Barnes Group (since 2010); Associate Professor, The Wallace E. Carroll School of Management, Boston College (retired 2013). Trustee (since 2005) and Chairperson of the Board (since 2017) of various trusts within the John Hancock Fund Complex.
Charles L. Bardelis,[2] Born: 1941	2012	195
Trustee
Director, Island Commuter Corp. (marine transport). Trustee of various trusts within the John Hancock Fund Complex (since 1988).
James R. Boyle, Born: 1959	2015	195
Trustee
Chief Executive Officer, Foresters Financial (since 2018); Chairman and Chief Executive Officer, Zillion Group, Inc. (formerly HealthFleet, Inc.) (healthcare) (2014-2018); Executive Vice President and Chief Executive Officer, U.S. Life Insurance Division of Genworth Financial, Inc. (insurance) (January 2014–July 2014); Senior Executive Vice President, Manulife Financial, President and Chief Executive Officer, John Hancock (1999–2012); Chairman and Director, John Hancock Investment Management LLC, John Hancock Investment Management Distributors LLC, and John Hancock Variable Trust Advisers LLC (2005–2010). Trustee of various trusts within the John Hancock Fund Complex (2005–2014 and since 2015).
Peter S. Burgess,[2] Born: 1942	2012	195
Trustee
Consultant (financial, accounting, and auditing matters) (since 1999); Certified Public Accountant; Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (2010–2016); Director, PMA Capital Corporation (2004–2010). Trustee of various trusts within the John Hancock Fund Complex (since 2005).
William H. Cunningham, Born: 1944	1986	195
Trustee
Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas System and former President of the University of Texas, Austin, Texas; Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance); Director, Southwest Airlines (since 2000); former Director, LIN Television (2009–2014). Trustee of various trusts within the John Hancock Fund Complex (since 1986).
Grace K. Fey, Born: 1946	2012	195
Trustee
Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President, Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
34	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Deborah C. Jackson, Born: 1952	2008	195
Trustee
President, Cambridge College, Cambridge, Massachusetts (since 2011); Board of Directors, Amwell Corporation (since 2020); Board of Directors, Massachusetts Women’s Forum (2018-2020); Board of Directors, National Association of Corporate Directors/New England (2015-2020); Board of Directors, Association of Independent Colleges and Universities of Massachusetts (2014-2017); Chief Executive Officer, American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation (since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange (2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011). Trustee of various trusts within the John Hancock Fund Complex (since 2008).
James M. Oates,† Born: 1946	2012	195
Trustee
Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director, Emerson Investment Management, Inc. (2000-2015); Independent Chairman, Hudson Castle Group, Inc. (formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial (since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River Bancorp (1998-2014); Director/Trustee, Virtus Funds (since 1988). Trustee (since 2004) and Chairperson of the Board (2005-2016) of various trusts within the John Hancock Fund Complex.
Steven R. Pruchansky, Born: 1944	1994	195
Trustee and Vice Chairperson of the Board
Managing Director, Pru Realty (since 2017); Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (2014-2020); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Partner, Right Funding, LLC (2014-2017); Director, First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President, Maxwell Building Corp. (until 1991). Trustee (since 1992), Chairperson of the Board (2011–2012), and Vice Chairperson of the Board (since 2012) of various trusts within the John Hancock Fund Complex.
Frances G. Rathke,2,* Born: 1960	2020	195
Trustee
Director, Northern New England Energy Corporation (since 2017); Director, Audit Committee Chair and Compensation Committee Member, Green Mountain Power Corporation (since 2016); Director, Treasurer and Finance & Audit Committee Chair, Flynn Center for Performing Arts (since 2016); Director, Audit Committee Chair and Compensation Committee Member, Planet Fitness (since 2016); Director, Citizen Cider, Inc. (high-end hard cider and hard seltzer company) (since 2016); Chief Financial Officer and Treasurer, Keurig Green Mountain, Inc. (2003-retired 2015); Independent Financial Consultant, Frances Rathke Consulting (strategic and financial consulting services) (2001-2003); Chief Financial Officer and Secretary, Ben & Jerry’s Homemade, Inc. (1989-2000, including prior positions); Senior Manager, Coopers & Lybrand, LLC (independent public accounting firm) (1982-1989). Trustee of various trusts within the John Hancock Fund Complex (since 2020).
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	35

Independent Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Gregory A. Russo, Born: 1949	2009	195
Trustee
Director and Audit Committee Chairman (2012-2020), and Member, Audit Committee and Finance Committee (2011-2020), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member (2012-2018) and Finance Committee Chairman (2014-2018), The Moorings, Inc. (nonprofit continuing care community); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006); Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer,Westchester County, New York, Chamber of Commerce (1986–1992); Director, Treasurer, and Chairman of Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995). Trustee of various trusts within the John Hancock Fund Complex (since 2008).

Non-Independent Trustees[3]
Name, year of birth Position(s) held with Trust Principal occupation(s) and other directorships during past 5 years	Trustee of the Trust since[1]	Number of John Hancock funds overseen by Trustee
Andrew G. Arnott, Born: 1971	2017	195
President and Non-Independent Trustee
Head of Wealth and Asset Management, United States and Europe, for John Hancock and Manulife (since 2018); Director and Executive Vice President, John Hancock Investment Management LLC (since 2005, including prior positions); Director and Executive Vice President, John Hancock Variable Trust Advisers LLC (since 2006, including prior positions); President, John Hancock Investment Management Distributors LLC (since 2004, including prior positions); President of various trusts within the John Hancock Fund Complex (since 2007, including prior positions). Trustee of various trusts within the John Hancock Fund Complex (since 2017).
Marianne Harrison, Born: 1963	2018	195
Non-Independent Trustee
President and CEO, John Hancock (since 2017); President and CEO, Manulife Canadian Division (2013–2017); Member, Board of Directors, CAE Inc. (since 2019); Member, Board of Directors, MA Competitive Partnership Board (since 2018); Member, Board of Directors, American Council of Life Insurers (ACLI) (since 2018); Member, Board of Directors, Communitech, an industry-led innovation center that fosters technology companies in Canada (2017-2019); Member, Board of Directors, Manulife Assurance Canada (2015-2017); Board Member, St. Mary’s General Hospital Foundation (2014-2017); Member, Board of Directors, Manulife Bank of Canada (2013- 2017); Member, Standing Committee of the Canadian Life & Health Assurance Association (2013-2017); Member, Board of Directors, John Hancock USA, John Hancock Life & Health, John Hancock New York (2012–2013). Trustee of various trusts within the John Hancock Fund Complex (since 2018).

Principal officers who are not Trustees
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Charles A. Rizzo, Born: 1957	2007
Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2008); Chief Financial Officer of various trusts within the John Hancock Fund Complex (since 2007).
36	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

Principal officers who are not Trustees (continued)
Name, year of birth Position(s) held with Trust Principal occupation(s) during past 5 years	Officer of the Trust since
Salvatore Schiavone, Born: 1965	2010
Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2007); Treasurer of various trusts within the John Hancock Fund Complex (since 2007, including prior positions).
Christopher (Kit) Sechler, Born: 1973	2018
Secretary and Chief Legal Officer
Vice President and Deputy Chief Counsel, John Hancock Investment Management (since 2015); Assistant Vice President and Senior Counsel (2009–2015), John Hancock Investment Management; Chief Legal Officer and Secretary of various trusts within the John Hancock Fund Complex (since 2018); Assistant Secretary of John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (since 2009).
Trevor Swanberg, Born: 1979	2020
Chief Compliance Officer
Chief Compliance Officer, various trusts within the John Hancock Fund Complex, John Hancock Investment Management LLC, and John Hancock Variable Trust Advisers LLC (since 2020); Deputy Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2018–2020); Deputy Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2019–2020); Assistant Chief Compliance Officer, various trusts within the John Hancock Fund Complex (2016–2018); Assistant Chief Compliance Officer, John Hancock Investment Management LLC and John Hancock Variable Trust Advisers LLC (2016–2019); Vice President, State Street Global Advisors (2015–2016).
The business address for all Trustees and Officers is 200 Berkeley Street, Boston, Massachusetts 02116-5023.
The Statement of Additional Information of the fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 800-225-5291.
[1]	Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation, or removal. Mr. Boyle has served as Trustee at various times prior to the date listed in the table.
[2]	Member of the Audit Committee.
[3]	The Trustee is a Non-Independent Trustee due to current or former positions with the Advisor and certain affiliates.
†	Mr. Oates retired as Trustee effective April 30, 2021.
*	Appointed as Independent Trustee effective as of September 15, 2020.
ANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	37

More information
Trustees
Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess
*William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*,1
Frances G. Rathke*,2
Gregory A. Russo
Officers
Andrew G. Arnott
President
Charles A. Rizzo
Chief Financial Officer
Salvatore Schiavone
Treasurer
Christopher (Kit) Sechler
Secretary and Chief Legal Officer
Trevor Swanberg3
Chief Compliance Officer
* Member of the Audit Committee
† Non-Independent Trustee
1 Retired effective 4-30-21
2 Appointed as Independent Trustee effective as of September 15, 2020
3 Effective July 31, 2020
Investment advisor
John Hancock Investment Management LLC
Subadvisor
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)
Portfolio Managers
The Investment Management Teams at
Manulife IM (NA) and Wellington
Principal distributor
John Hancock Investment Management Distributors LLC
Custodian
Citibank, N.A.
Legal counsel
K&L Gates LLP
Independent registered public accounting firm
PricewaterhouseCoopers LLP

The fund’s proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.
All of the fund’s holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund’s Form N-PORT filings are available on our website and the SEC’s website, sec.gov.
We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.
You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhinvestments.com	John Hancock Signature Services, Inc. P.O. Box 219909 Kansas City, MO 64121-9909	John Hancock Signature Services, Inc. 430 W 7th Street Suite 219909 Kansas City, MO 64105-1407
38	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | ANNUAL REPORT

John Hancock family of funds
U.S. EQUITY FUNDS

Blue Chip Growth
Classic Value
Disciplined Value
Disciplined Value Mid Cap
Equity Income
Financial Industries
Fundamental All Cap Core
Fundamental Large Cap Core
New Opportunities
Regional Bank
Small Cap Core
Small Cap Growth
Small Cap Value
U.S. Global Leaders Growth
U.S. Growth
INTERNATIONAL EQUITY FUNDS

Disciplined Value International
Emerging Markets
Emerging Markets Equity
Fundamental Global Franchise
Global Equity
Global Shareholder Yield
Global Thematic Opportunities
International Dynamic Growth
International Growth
International Small Company
FIXED-INCOME FUNDS

Bond
California Tax-Free Income
Emerging Markets Debt
Floating Rate Income
Government Income
High Yield
High Yield Municipal Bond
Income
Investment Grade Bond
Money Market
Short Duration Bond
Short Duration Credit Opportunities
Strategic Income Opportunities
Tax-Free Bond
ALTERNATIVE FUNDS

Absolute Return Currency
Alternative Asset Allocation
Alternative Risk Premia
Diversified Macro
Infrastructure
Multi-Asset Absolute Return
Real Estate Securities
Seaport Long/Short

A fund’s investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION/TARGET DATE FUNDS

Balanced
Multi-Asset High Income
Multi-Index Lifetime Portfolios
Multi-Index Preservation Portfolios
Multimanager Lifestyle Portfolios
Multimanager Lifetime Portfolios
Retirement Income 2040
EXCHANGE-TRADED FUNDS

John Hancock Corporate Bond ETF
John Hancock Multifactor Consumer Discretionary ETF
John Hancock Multifactor Consumer Staples ETF
John Hancock Multifactor Developed International ETF
John Hancock Multifactor Emerging Markets ETF
John Hancock Multifactor Energy ETF
John Hancock Multifactor Financials ETF
John Hancock Multifactor Healthcare ETF
John Hancock Multifactor Industrials ETF
John Hancock Multifactor Large Cap ETF
John Hancock Multifactor Materials ETF
John Hancock Multifactor Media and
Communications ETF
John Hancock Multifactor Mid Cap ETF
John Hancock Multifactor Small Cap ETF
John Hancock Multifactor Technology ETF
John Hancock Multifactor Utilities ETF
ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG Core Bond
ESG International Equity
ESG Large Cap Core
CLOSED-END FUNDS

Financial Opportunities
Hedged Equity & Income
Income Securities Trust
Investors Trust
Preferred Income
Preferred Income II
Preferred Income III
Premium Dividend
Tax-Advantaged Dividend Income
Tax-Advantaged Global Shareholder Yield
John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.
John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP. Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.
Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

A trusted brand
John Hancock Investment Management is a premier asset manager with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It’s why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.
A better way to invest
We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.
Results for investors
Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world’s best managers, along with strong risk-adjusted returns across asset classes.
“A trusted brand” is based on a survey of 6,651 respondents conducted by Medallia between 3/18/20 and 5/13/20.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife Investment Management, the Stylized M Design, and Manulife Investment Management & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and are used by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF1591708	DRAA 3/21
5/2021

ITEM 2. CODE OF ETHICS.

As of the end of the year, March 31, 2021, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Senior Financial Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Peter S. Burgess is the audit committee financial expert and is "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the audit of the registrant's annual financial statements or services that are normally provided by the accountant(s) in connection with statutory and regulatory filings or engagements amounted to $50,329 for the fiscal year ended March 31, 2021, and $50,787 for the fiscal year ended March 31, 2020 for John Hancock Diversified Real Assets Fund. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related service fees for the fiscal year ended March 31, 2021 amounted to $604 and $612 for the fiscal year ended March 31, 2020 for John Hancock Diversified Real Assets Fund billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("control affiliates"). The nature of the services provided was affiliated service provider internal controls reviews. In addition, amounts billed to control affiliates for service provider internal controls reviews were $116,000 for the fiscal year ended March 31, 2021 and $116,467 for the fiscal year ended March 31, 2020.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant(s) for the tax compliance, tax advice and tax planning ("tax fees") amounted to $3,837 for the fiscal years ended March 31, 2021 and 2020 for John Hancock Diversified Real Assets Fund. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

The nature of the services comprising all other fees is advisory services provided to the investment manager. Other fees for the fiscal year ended March 31, 2021 amounted to $89 and $91 for the fiscal year ended March 31, 2020 for John Hancock Diversified Real Assets Fund billed to the registrant or to the control affiliates.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f)According to the registrant's principal accountant, for the fiscal year ended March 31, 2021, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g)The aggregate non-audit fees billed by the registrant's accountant(s) for services rendered to the registrant and rendered to the registrant's control affiliates of the registrant was $1,204,124 for the fiscal year ended March 31, 2021 and $1,085,911 for the fiscal year ended March 31, 2020.

(h)The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant(s) to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant(s)' independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Peter S. Burgess - Chairman

Charles L. Bardelis

Frances G. Rathke

James M. Oates - Member of the Audit Committee until retirement effective April 30, 2021.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)Not applicable.

(b)Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to previously disclosed John Hancock Funds – Governance Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.: Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Code of Ethics for Senior Financial Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached "John Hancock Funds – Governance Committee Charter".

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
------------------------------
Andrew Arnott
President
Date:	May 7, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
-------------------------------
Andrew Arnott
President
Date:	May 7, 2021
By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer
Date:	May 7, 2021